Property, plant and equipment	9 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Note 13. Property, plant and equipment

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Non-current assets
Land - at cost	12,049	3,601

Buildings - at cost	517,770	215,542
Less: Accumulated depreciation	(24,978)	(13,237)
	492,792	202,305

Plant and equipment - at cost	8,558	4,856
Less: Accumulated depreciation	(1,811)	(1,142)
	6,747	3,714

Mining hardware - at cost	877,934	177,766
Less: Accumulated depreciation	(81,365)	(54,892)
Less: Accumulated impairment	(6,942)	(25,605)
	789,627	97,269

HPC hardware – at cost	69,406	33,315
Less: Accumulated depreciation	(9,277)	(1,779)
	60,129	31,536

Development assets - at cost	213,763	102,946

Total property, plant and equipment	1,575,107	441,371
Reconciliations
Reconciliations of the written down values at the beginning and end of the current period are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000

Balance at 1 July 2024	3,601	202,305	3,714	97,269	31,536	102,946	441,371
Additions	6,270	10,992	3,927	45,795	2,396	409,441	478,821
Transfer from computer hardware prepayment	-	-	-	809,516	36,522	-	846,038
Disposals	-	-	-	(25,097)	-	(33)	(25,130)
Exchange differences	(43)	(4,393)	(183)	(11,099)	(2,627)	(188)	(18,533)
Impairment	-	-	-	(6,942)	-	-	(6,942)
Transfers in/(out)	2,221	296,182	-	-	-	(298,403)	-
Transfer to asset held for sale	-	-	-	(23,222)	-	-	(23,222)
Depreciation expense	-	(12,294)	(711)	(96,593)	(7,698)	-	(117,296)

Balance at 31 March 2025	12,049	492,792	6,747	789,627	60,129	213,763	1,575,107

Depreciation of mining hardware commences once units are installed onsite and available for use. Of the $96,593,000 depreciation expense for mining hardware recognized during the nine months period, $16,734,000 relates to mining hardware that was either sold or classified as held for sale during the period.

Development assets include costs related to the development of data center infrastructure at Childress, Texas along with other early-stage development costs. Depreciation will commence on the development assets at Childress as each phase of the underlying infrastructure becomes available for use.

Depreciation in the consolidated statements of profit or loss also includes $359,000 of right-of-use assets depreciation.

Exercise of Bitmain option
On 2 January 2025, the Group exercised its option to buy 48,030 Bitmain S21 Pro (11.2 EH/s) and 30,000 Bitmain S21 XP (8.1 EH/s) for a total price of $411,350,000. The miners are scheduled for phased delivery in monthly batches from January 2025 to May 2025.

Miner upgrade agreement
On 22 January 2025, a subsidiary of the Group entered into agreements with Bitmain to upgrade part of its existing fleet with 9,025 S21 XP miners. The 9,025 S21 XP miners have a total hashrate of 2.4 EH/s. Following the completion of the agreements, the net additional cash outlay for the S21 XP miners is approximately $35,840,000.

Bitmain T21 mining hardware
During the nine months ended 31 March 2025, Bitmain replaced 1.8 EH/s of Bitmain T21 miners under its warranty obligations, with miners of the same model and specification at no additional cost to the subsidiary of the Group that owned the miners.
This replacement transaction qualifies as a non-monetary exchange under IFRS, as no cash or financial instruments were involved in the exchange. The subsidiary did not receive a right to receive any fixed or determinable number of currency units, and the replacement was completed solely through the exchange of non-monetary assets. Consequently, the replacement units received have been included as an addition in the property, plant and equipment reconciliation at their fair value on recognition of $25,204,000. The units returned have been included as a disposal in the property plant and equipment reconciliation at their carrying amount on disposal of $24,284,000.

The difference between the carrying amount of the faulty miners returned and the fair value of the new miners received resulted in the recognition of a gain in the consolidated statements of profit or loss. Accordingly, a gain of $920,000 has been recognized as a "Gain on Warranty" as set out in the table below:
Gain on disposal of property, plant and equipment

	Three months ended	Three months ended	Nine months ended	Nine months ended
	31 Mar 2025	31 Mar 2024	31 Mar 2025	31 Mar 2024
	US$'000	US$'000	US$'000	US$'000
Gain on Warranty	-	-	920	-
Gain/(loss) on disposal of mining hardware	1,525	1	758	16
Total gain/(loss) on disposal of property, plant and equipment	1,525	1	1,678	16